Net Loss Per Share (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	Jan. 10, 2024 USD ($) $ / shares shares
Net Loss Per Share [Line Items]
Units sold (in Shares) | shares	69,983,770
Common stock par value	$ 0.0001
Warrant to purchase share (in Shares) | shares	1
Warrant exercise price	$ 0.276
Price per unit	$ 0.221
Initial offering cost (in Dollars) | $	$ 15,470